Allowance for Loan Losses - Credit Exposures by Internally Assigned Grades (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	$ 741,548	$ 707,769
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	700,407	660,308
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	15,959	12,190
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	25,182	32,922
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade		2,349
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	114,186	115,875
Commercial and Agriculture [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	107,903	107,923
Commercial and Agriculture [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	3,446	2,038
Commercial and Agriculture [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	2,837	5,914
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	143,014	161,014
Commercial Real Estate Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	128,222	143,531
Commercial Real Estate Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	5,492	4,334
Commercial Real Estate Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	9,300	13,149
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	308,666	282,832
Commercial Real Estate Non Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	298,237	272,407
Commercial Real Estate Non Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	6,305	4,811
Commercial Real Estate Non Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	4,124	5,614
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	110,341	110,210
Residential Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	100,810	98,700
Residential Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	697	986
Residential Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	8,834	8,175
Residential Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade		2,349
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	59,644	35,516
Real Estate Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	59,584	35,495
Real Estate Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	19	21
Real Estate Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	41
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	5,697	2,322
Consumer and Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	5,651	2,252
Consumer and Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	$ 46	$ 70